John Hancock Trust

Supplement dated July 2, 2007

to the Prospectus dated May 1, 2007

High Income Trust

The Board of Trustees approved the following change to the investment policy of the High Income Trust:

The Fund’s current investment policy states in relevant part:

The Fund may invest in asset-backed securities rated as low as BB. Under normal circumstances, no more than 15% of the asset-backed securities purchased by the Fund will be rated less than A.

Effective July 2, 2007, the Fund’s investment policy is changed as follows:

The Fund may invest in both investment grade and non-investment grade asset-backed securities, including asset-backed securities rated BB/Ba or lower and their unrated equivalents.

Special Value Trust

Agreement and Plan of Reorganization

At a meeting held on June 28-29, 2007, the Board of Trustees approved an Agreement and Plan of Reorganization (the “Plan”) pursuant to which the Special Value Trust will be merged into the Small Cap Value Trust.

The Plan requires the approval of the shareholders of the Special Value Trust, and a shareholders meeting to approve the Plan has been scheduled for September 26, 2007. If the Plan is approved by shareholders, it is expected that the merger will take place immediately after the close of business on or about November 9, 2007.

Subadviser Change

At the June 28-29, 2007 Board of Trustees meeting, the Board approved changing the subadviser for the Special Value Trust from ClearBridge Advisors, LLC to Wellington Management Company, LLP (“Wellington”), effective as of the time the net asset value is determined on June 29, 2007. The new subadvisory agreement with Wellington will not result in any change in the level or quality of subadvisory services provided to the Fund or in advisory or subadvisory fee rates. Timothy J. McCormack, Stephen T. O’Brien and Shaun F. Pedersen from Wellington will serve as portfolio managers for the Fund.

Investment Strategy Change

The Board of Trustees approved the following change to the investment strategy of the Special Value Trust:

The Fund’s current investment strategy states in relevant part:

Small capitalized companies are defined as those whose market capitalizations at the time of investment are no greater than (a) $3 billion or (b) the highest month-end market capitalization value of any stock in the Russell 2000 Index for the previous 12 months, whichever is greater.

Effective July 2, 2007, the Fund’s investment strategy is changed as follows:

Small capitalized companies are defined as those whose market capitalization at the time of investment is no greater than (a) $5 billion or (b) the highest month-end market capitalization value of any stock in the Russell 2000 Index for the previous 12 months, whichever is greater.

Real Return Bond Trust

Effective May 1, 2007, the Adviser voluntarily agreed to reduce the advisory fee to the rates set forth below:

Fund	First $1 Billion of Aggregate Net Assets*	Excess Over $1 Billion of Aggregate Net Assets*
Real Return Bond	0.700%	0.650%

* Aggregate Net Assets include the net assets of the Real Return Bond Fund, a series of John Hancock Funds II, and the Real Return Bond Trust, a series of the Trust.

On June 29, 2007, the Board of Trustees approved an amendment to the Trust’s advisory agreement reducing the advisory fee to the rates set forth above. As a result, the advisory fee reduction is no longer terminable at any time by the Adviser, and any future increases in the advisory fee for the Real Return Bond Trust will require an amendment to the Trust’s advisory agreement.

Global Trust

International Value Trust

The Adviser has agreed to waive its advisory fees for the Funds so that the amount retained by the Adviser after payment of the subadvisory fee for each such Fund does not exceed 0.45% of the Fund’s average annual net assets. These advisory fee waivers will remain in effect until May 1, 2008, and thereafter until terminated by the Adviser on notice to the Trust.

Mid Cap Stock Trust

The investment policies of the Fund have been amended to permit the Fund to invest up to 25% of its net assets in foreign securities.

Small Cap Growth Trust

The investment policies of the Fund have been amended to permit the Fund to invest up to 25% of its net assets in foreign securities, including emerging market securities.

All Cap Growth Trust

The investment policies of the Fund have been amended to permit the Fund to invest up to 25% of its net assets in foreign securities.

Lifestyle Aggressive Trust

Lifestyle Balanced Trust

Lifestyle Conservative Trust

Lifestyle Growth Trust

Lifestyle Moderate Trust

The Lifestyle Trusts are diversified registered investment companies under the Investment Company Act of 1940, as amended.

130372:0707

(13 Funds)

John Hancock Trust

Supplement dated July 2, 2007

to the Prospectus dated May 1, 2007

High Income Trust

The Board of Trustees approved the following change to the investment policy of the High Income Trust:

The Fund’s current investment policy states in relevant part:

The Fund may invest in asset-backed securities rated as low as BB. Under normal circumstances, no more than 15% of the asset-backed securities purchased by the Fund will be rated less than A.

Effective July 2, 2007, the Fund’s investment policy is changed as follows:

The Fund may invest in both investment grade and non-investment grade asset-backed securities, including asset-backed securities rated BB/Ba or lower and their unrated equivalents.

International Value Trust

The Adviser has agreed to waive its advisory fee for the Fund so that the amount retained by the Adviser after payment of the subadvisory fee for the Fund does not exceed 0.45% of the Fund’s average annual net assets. This advisory fee waiver will remain in effect until May 1, 2008, and thereafter until terminated by the Adviser on notice to the Trust.

Mid Cap Stock Trust

The investment policies of the Fund have been amended to permit the Fund to invest up to 25% of its net assets in foreign securities.

Small Cap Growth Trust

The investment policies of the Fund have been amended to permit the Fund to invest up to 25% of its net assets in foreign securities, including emerging market securities.

Lifestyle Aggressive Trust

Lifestyle Balanced Trust

Lifestyle Conservative Trust

Lifestyle Growth Trust

Lifestyle Moderate Trust

The Lifestyle Trusts are diversified registered investment companies under the Investment Company Act of 1940, as amended.

130370:0707

(9 Funds)

John Hancock Trust

Supplement dated July 2, 2007

to the Prospectus dated May 1, 2007

Global Trust

International Value Trust

The Adviser has agreed to waive its advisory fees for the Funds so that the amount retained by the Adviser after payment of the subadvisory fee for each such Fund does not exceed 0.45% of the Fund’s average annual net assets. These advisory fee waivers will remain in effect until May 1, 2008, and thereafter until terminated by the Adviser on notice to the Trust.

Mid Cap Stock Trust

The investment policies of the Fund have been amended to permit the Fund to invest up to 25% of its net assets in foreign securities.

Small Cap Growth Trust

The investment policies of the Fund have been amended to permit the Fund to invest up to 25% of its net assets in foreign securities, including emerging market securities.

Lifestyle Aggressive Trust

Lifestyle Balanced Trust

Lifestyle Conservative Trust

Lifestyle Growth Trust

Lifestyle Moderate Trust

The Lifestyle Trusts are diversified registered investment companies under the Investment Company Act of 1940, as amended.

130373:0707

(9 Funds)

John Hancock Trust

Supplement dated July 2, 2007

to the Prospectus dated May 1, 2007

Lifestyle Balanced Trust

Lifestyle Conservative Trust

Lifestyle Growth Trust

Lifestyle Moderate Trust

The Lifestyle Trusts are diversified registered investment companies under the Investment Company Act of 1940, as amended.

130371:0707

(4 Funds)

John Hancock Trust

Supplement dated July 2, 2007

to the Prospectus dated May 1, 2007

Mid Cap Stock Trust

The investment policies of the Fund have been amended to permit the Fund to invest up to 25% of its net assets in foreign securities.

Small Cap Growth Trust

The investment policies of the Fund have been amended to permit the Fund to invest up to 25% of its net assets in foreign securities, including emerging market securities.

130374:0707

(2 Funds)